Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Schedule of employee welfare benefits expenses
	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Medical and welfare defined contribution plan	6,581	8,504	21,869
Other employee benefits	1,571	2,340	2,741
Total	8,152	10,844	24,610